Shareholders' equity and share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' equity and share-based payments
Summary of share cancellation

			Percentage
		Number of shares bought back and cancelled	of the share
	Board of Directors’	for the purpose of the shareholder policy	capital
Fiscal year	decision date		cancelled(a)
2022	February 9, 2022	30,665,526 shares bought back between November 8 and December 22, 2021	1.16%
2021	February 8, 2021	23,284,409 shares bought back between October 31, 2019 and March 9, 2020	0.88%
2020		n/a(b)
(a)	Percentage of the share capital that the cancelled shares represented on the operations’ date.
(b)	TotalEnergies SE did not cancel any shares in the fiscal year 2020.

Schedule of variation of the number of shares composing the shares capital

AS OF DECEMBER 31, 2019 (a)		2,601,881,075
	Deferred contribution pursuant to the 2015 capital increase reserved for employees	18,879
	2020 Capital increase reserved for employees	13,160,383
	Capital increase as payment of the scrip dividend (final 2019 dividend)	38,063,688
AS OF DECEMBER 31, 2020 (b)		2,653,124,025
	Capital reduction by cancellation of treasury shares	(23,284,409)
	2021 Capital increase reserved for employees	10,589,713
AS OF DECEMBER 31, 2021 (c)		2,640,429,329
	Capital reduction by cancellation of treasury shares	(30,665,526)
	Deferred contribution pursuant to the 2017 capital increase reserved for employees	9,471
	2022 Capital increase reserved for employees	9,358,011
AS OF DECEMBER 31, 2022 (d)		2,619,131,285
(a)	Including 15,474,234 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 24,392,703 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 33,841,104 treasury shares deducted from consolidated shareholders’ equity.
(d)	Including 137,187,667 treasury shares deducted from consolidated shareholders’ equity.

Schedule of ESOP completed by the company

Fiscal year	2022	2021	2020
Date of the ESOP	June 8, 2022	June 9, 2021	June 11, 2020
By virtue of	17th resolution of the ESM of May 28, 2021	20th resolution of the ESM of May 29, 2020	18th resolution of the ESM of June 1, 2018
Subscriptions
Number of shares subscribed	9,130,380	10,376,190	12,952,925
Subscription price	37.00 euros	30.50 euros	26.20 euros
Free shares
Number of shares granted	227,631	213,523	207,458
By virtue of			19th resolution of the ESM of June 1, 2018
Deferred contribution
Number of shares granted	–	–	1,380
Number of beneficiaries	–	–	276
End of the acquisition period	–	–	June 11, 2025

Schedule of treasury shares held by TotalEnergies SE

As of December 31,	2022	2021	2020
Number of treasury shares held by TotalEnergies SE	137,187,667	33,841,104	24,392,703
Percentage of share capital	5.24%	1.28%	0.92%
Of which shares acquired with the intention to cancel them	128,869,261	30,665,526	23,284,409
Of which shares allocated to TotalEnergies share performance plans	8,231,365	3,103,018	1,055,446
Of which shares intended to be allocated to new share performance or purchase options plans	87,041	72,560	52,848

Schedule of weighted-average shares and diluted shares used to calculate earnings per share and fully-diluted earnings per share

	2022	2021	2020
Number of shares as of January 1,	2,640,429,329	2,653,124,025	2,601,881,075
TotalEnergies shares held by TotalEnergies SE or by its subsidiaries and deducted from shareholders' equity	(33,841,104)	(24,392,703)	(15,474,234)
Evolution of the number of shares during the financial year pro-rated
Final grant of TotalEnergies performance shares	5,152,336	3,810,430	2,154,064
Capital increase reserved for employees (a)	5,465,154	6,177,333	7,689,476
Capital increase as payment of the scrip dividend	–	–	17,445,857
Buyback of TotalEnergies treasury shares including:	(62,498,318)	(7,296,460)	(11,669,489)
Shares repurchased during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(58,621,530)	(3,762,794)	(10,666,710)
Shares repurchased during the fiscal year to cover for the performance share plans	(3,876,788)	(3,533,666)	(1,002,779)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,554,707,397	2,631,422,625	2,602,026,749
Dilutive effect
Grant of TotalEnergies performance shares	15,890,560	14,492,673	–
Capital increase reserved for employees(a)	1,584,068	1,552,947	–
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES AS OF DECEMBER 31,(b)	2,572,182,025	2,647,468,245	2,602,026,749

(a)    Including the shares granted in consideration to the deferred contribution pursuant to the capital increase reserved for employees.

(b)    In 2020, the effect generated by the grant of TotalEnergies performance shares and by the capital increase reserved for employees (19,007,836 shares) is anti-dilutive. In accordance with IAS 33, the weighted-average number of diluted shares is therefore equal to the weighted-average number of shares.

Summary of dividends

2022 Dividend	First interim	Second interim	Third interim	Final
Amount	€0.69	€0.69	€0.69	€0.74
Set date	April 27, 2022	July 27, 2022	October 26, 2022	February 7, 2023
Ex-dividend date	September 21, 2022	January 2, 2023	March 22, 2023	June 21, 2023
Payment date	October 3, 2022	January 12, 2023	April 3, 2023	July 3, 2023

Following its decisions of September 28, 2022, the Board of Directors of October 26, 2022 confirmed the distribution of a special interim dividend of €1 per share. This interim dividend has been detached on December 6, 2022 and paid in cash on December 16, 2022.

Subject to the Shareholders’ decision on May 26, 2023, given the special interim dividend for the 2022 financial year already paid, this special dividend of €1 per share would not give rise to the payment of a balance.

Special interim dividend
Amount per share	€1.00
Ex-dividend date	December 6, 2022
Payment date	December 16, 2022

Summary of the perpetual deeply subordinated notes

Perpetual deeply subordinated notes issues by TotalEnergies SE				Outstanding amount in M€ as of:
Date	Amount issued (M€)	Coupon (%)	First call date	December 31, 2022	December 31, 2021	December 31, 2020
January 17, 2022	1,000	2.000%	April 17, 2027	1,000	–	–
	750	3.250%	January 17, 2037	750	–	–
January 25, 2021	1,500	2.125%	January 25, 2033	1,500	1,500	–
	1,500	1.625%	January 25, 2028	1,500	1,500	–
September 4, 2020	1,000	2.000%	September 4, 2030	1,000	1,000	1,000
April 4, 2019	1,500	1.750%	April 4, 2024	1,500	1,500	1,500
October 6, 2016	1,500	3.369%	October 6, 2026	1,500	1,500	1,500
	1,000	2.708%	May 5, 2023	1,000	1,000	1,000
May 18, 2016	1,750	3.875%	May 18, 2022	–	1,750	1,750
February 26, 2015	2,500	2.250%	February 26, 2021	–	–	297
	2,500	2.625%	February 26, 2025	2,500	2,500	2,500
TOTAL				12,250	12,250	9,547

Detail of other comprehensive income

For the year ended December 31,
(M$)	2022	2021	2020
Actuarial gains and losses	574	1,035	(212)
Change in fair value of investments in equity instruments	112	66	533
Tax effect	(96)	(411)	65
Currency translation adjustment generated by the parent company	(4,976)	(7,202)	7,541
Sub-total items not potentially reclassifiable to profit & loss	(4,386)	(6,512)	7,927
Currency translation adjustment	1,734	4,216	(4,645)
– Unrealized gain/(loss) of the period	1,974	4,380	(4,607)
– Less gain/(loss) included in net income	240	164	38
Cash flow hedge	(5,452)	278	(313)
– Unrealized gain/(loss) of the period	(4,190)	109	(175)
– Less gain/(loss) included in net income	1,262	(169)	138
Variation of foreign currency basis spread	65	2	28
– Unrealized gain/(loss) of the period	26	(47)	(22)
– Less gain/(loss) included in net income	(39)	(49)	(50)
Share of other comprehensive income of equity affiliates, net amount	3,497	706	(1,831)
– Unrealized gain/(loss) of the period	1,071	626	(1,841)
– Less gain/(loss) included in net income	(2,426)	(80)	(10)
Other	(16)	(1)	(8)
Tax effect	1,449	(135)	72
Sub-total items potentially reclassifiable to profit & loss	1,277	5,066	(6,697)
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	(3,109)	(1,446)	1,230

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2022			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(4,976)	(4,976)	–	–	–
Currency translation adjustment	1,734	3,120	(592)	4	(798)
Currency translation adjustment of equity affiliates	3,002	(1,076)	31	4,247	(200)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(240)	(2,932)	(561)	4,251	(998)

As of December 31, 2021			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(7,202)	(7,202)	–	–	–
Currency translation adjustment	4,216	4,654	(180)	(1)	(257)
Currency translation adjustment of equity affiliates	536	730	4	(27)	(171)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(2,450)	(1,818)	(176)	(28)	(428)

As of December 31, 2020			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	7,541	7,541	–	–	–
Currency translation adjustment	(4,645)	(4,668)	115	(12)	(80)
Currency translation adjustment of equity affiliates	(1,657)	(851)	(11)	(886)	91
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	1,239	2,022	104	(898)	11

Tax effects relating to each component of other comprehensive income are as follows:

	2022			2021			2020
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	574	(106)	468	1,035	(372)	663	(212)	47	(165)
Change in fair value of investments in equity instruments	112	10	122	66	(39)	27	533	18	551
Currency translation adjustment generated by the parent company	(4,976)	–	(4,976)	(7,202)	–	(7,202)	7,541	–	7,541
Sub-total items not potentially reclassifiable to profit & loss	(4,290)	(96)	(4,386)	(6,101)	(411)	(6,512)	7,862	65	7,927
Currency translation adjustment	1,734	–	1,734	4,216	–	4,216	(4,645)	–	(4,645)
Cash flow hedge	(5,452)	1,466	(3,986)	278	(130)	148	(313)	79	(234)
Variation of foreign currency basis spread	65	(17)	48	2	(5)	(3)	28	(7)	21
Share of other comprehensive income of equity affiliates, net amount	3,497	–	3,497	706	–	706	(1,831)	–	(1,831)
Other	(16)	–	(16)	(1)	–	(1)	(8)	–	(8)
Sub-total items potentially reclassifiable to profit & loss	(172)	1,449	1,277	5,201	(135)	5,066	(6,769)	72	(6,697)
TOTAL OTHER COMPREHENSIVE INCOME	(4,462)	1,353	(3,109)	(900)	(546)	(1,446)	1,093	137	1,230

Schedule of share-based payment expense

As of December 31,
(M$)	2022	2021	2020
TotalEnergies performance shares plans	200	129	176
SunPower plans (a)	23	25	26
Capital increase reserved for employees	28	14	12
TOTAL	251	168	214

(a)Since September 30, 2022, TotalEnergies' 50.5% subsidiary in SunPower is accounted for using the equity method in the Company's consolidated accounts (see note 2 to the consolidated accounts)

TotalEnergies performance share plans
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	2017	2018	2019	2020	2021	2022		Total
Date of the Shareholders’ Meeting	5/24/2016	5/24/2016	6/1/2018	6/1/2018	6/1/2018	5/28/2021
Award date	7/26/2017	3/14/2018	3/13/2019	3/18/2020	5/28/2021	3/16/2022
Date of the final award (end of the vesting period)	7/27/2020	3/15/2021	3/14/2022	3/20/2023	5/29/2024	3/17/2025
Transfer authorized as from	7/28/2022	3/16/2023	3/15/2024	3/21/2025	5/30/2026	3/17/2025
Grant date IFRS 2 fair value	35.57	€36.22	€40.11	€12.40	€27.40	€37.22	€
Number of performance shares
Outstanding as of January 1, 2020	5,607,859	6,028,435	6,407,643	–	–	–		18,043,937
Notified	–	–	–	6,727,352	–	–		6,727,352
Cancelled	(1,313,687)	(55,830)	(44,289)	(18,691)	–	–		(1,432,497)
Finally granted	(4,294,172)	(10,740)	(10,890)	(1,773)	–	–		(4,317,575)
Outstanding as of January 1, 2021	–	5,961,865	6,352,464	6,706,888	–	–		19,021,217
Notified	–	–	–	–	6,764,548	–		6,764,548
Cancelled	–	(1,395,555)	(58,578)	(52,301)	(31,118)	–		(1,537,552)
Finally granted	–	(4,566,310)	(4,810)	(1,385)	(690)	–		(4,573,195)
Outstanding as of January 1, 2022	–	–	6,289,076	6,653,202	6,732,740	–		19,675,018
Notified	–	–	–	–	–	7,353,271		7,353,271
Cancelled	–	–	(127,852)	(65,561)	(57,410)	(27,690)		(278,513)
Finally granted	–	–	(6,161,224)	(12,680)	(13,750)	(8,000)		(6,195,654)
OUTSTANDING AS OF DECEMBER 31, 2022	–	–	–	6,574,961	6,661,580	7,317,581		20,554,122

Capital increase reserved for employees
Shareholders' equity and share-based payments
Schedule of assumptions used for valuation of the cost

For the year ended December 31,	2022
Date of the Board of Directors meeting that decided the issue	September 15, 2021
Reference price (€) (a)	46.22
Subscription price (€) (b)	37.00
Number of shares issued (in millions) (c)	9.36
(a)

Average of the closing prices of the TotalEnergies shares over the twenty trading sessions preceding April 27, 2022, being the date of the Chairman and CEO’s decision setting the opening date of the subscription period and the subscription price.

(b)	Reference price, reduced by a 20% discount and rounded off to the highest tenth of a euro.
(c)	Including the free shares issued.